Convertible Notes (Details) - USD ($)	1 Months Ended				6 Months Ended
	Dec. 13, 2019	Jul. 29, 2019	Jul. 23, 2019	Apr. 16, 2019	Sep. 30, 2021	Feb. 22, 2021	Nov. 02, 2020
Convertible Notes (Details) [Line Items]
Shares issuable upon conversion description				On April 16, 2019, the company entered into certain securities purchase agreement with certain unaffiliated institutional investors relating to a private placement of (1) Senior Convertible Notes in the aggregate principal amount of $15 million, consisting of (i) a Series A Note in the principal amount of $10 million, and (ii) a Series B Note in the principal amount of $5 million and (2) warrants to purchase such amount of shares of the company’s ordinary shares equal to 50% of the shares issuable upon conversion of the Notes, exercisable for a period of five years at an exercise price of $8.38, for consideration consisting of (i) a cash payment of $10,000,000, and (ii) a secured promissory note payable by the Investors to the Company in the principal amount of $5 million.
Debt instrument redemption, description		the company received from the investors an Event of Default Redemption Notice claimed that the company failed to timely make the instalment payment and elected to effect the redemption of $14,318,462.62 comprising in aggregate the entire principal amount, accrued and unpaid Interest. In addition, demand for the company to purchase the Series A Warrant issued for the Event of Default Black Scholes Value of not less than $1,208,384.07 was made.	the company received from the investors an Event of Default Redemption Notice claimed that the company failed to timely make the instalment payment and elected to effect the redemption of $14,318,462.62 comprising in aggregate the entire principal amount, accrued and unpaid Interest. In addition, demand for the company to purchase the Series A Warrant issued for the Event of Default Black Scholes Value of not less than $1,208,384.07 was made.
Redemption price	$ 10,939,410
Modified principle of the convertible notes					$ 10,939,410
Debt extinguishment loss					5,625,916
Paid to forbear debt					11,939,410
Modified principle of the convertible notes amount					10,939,410
Initial forbearance fee					1,000,000
Net carrying value					6,055,648
Principal outstanding					7,886,294
Unamortized issuance cost					1,830,645
Equity component conversion option amount					247,476
Issuance costs attributable to liability component					429,604
Costs attributable amount					10,370
Net of equity component					$ 257,846
Pre-delivery shares (in Shares)					4,000,000
Cancelled ordinary shares (in Shares)						1,000,000
Returned ordinary shares (in Shares)					2,000,000	500,000
Cancelled ordinary shares (in Shares)						1,000,000	4,000,000
Interest rate to derive the liability					26.73%
Forbearance Agreements [Member]
Convertible Notes (Details) [Line Items]
Material terms of convertible notes, description					Material Terms of the Agreements Upon the execution of the Forbearance Agreements, the Investor shall Net all Restricted Principal outstanding under the Series B Note against the amounts outstanding under the Investor Note, after which the Investor Note, the Series B Note and the Series B Warrant shall no longer remain outstanding. In consideration for the above, the Company agreed to the followings: ● the Company shall (I) pay to each Investor $500,000 on or prior to December 16, 2019, and (II) commencing on January 24th 2020, redeem the Series A Notes for an aggregate redemption price of $10,939,410; ● if the Company fails to pay any New Installment Amount within 5 days of the applicable New Installment Date, the Investor may convert the applicable New Installment Amount as an Alternate Conversion and the Leak-Out Agreement being disregarded for such conversions; ● the Company agreed to adjust the exercise price of the Series A Warrant from $8.38 to $2.50; ●the Company shall cause all restrictive legends on the Pre-Delivered Shares to be removed and delivery of un-legended Pre-Delivery Shares into the Investor’s custodian’s account pursuant to the DWAC instructions set forth therein.